Property, plant and equipment (Details)	Mar. 31, 2019 EUR (€)
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,836,010,000
Balance, ending of period	3,949,557,000
Property, plant and equipment	€ 3,836,010,000